Document and Entity Information	Jun. 09, 2022
Cover [Abstract]
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000916540
Document Type	8-K
Document Period End Date	Jun. 09, 2022
Entity Registrant Name	DARLING INGREDIENTS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13323
Entity Tax Identification Number	36-2495346
Entity Address, Address Line One	5601 N. MACARTHUR BLVD.
Entity Address, City or Town	IRVING
Entity Address, Postal Zip Code	75038
City Area Code	(972)
Local Phone Number	717-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	DAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false